Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 15, 2014
Registrant Name	dei_EntityRegistrantName	DWS INTERNATIONAL FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000088053
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 15, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jan. 15, 2014
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013